EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the updated risk/return summary information included in a supplement to the Prospectus, dated January 31, 2012, for Causeway Global Value Fund and Causeway Global Absolute Return Fund (the “Funds”), series of Causeway Capital Management Trust, filed with the Securities and Exchange Commission on August 1, 2012 (Accession No. 0001193125-12-329185), the purpose of which was to provide updated information on expense limitations and/or advisory fees for the Funds.